Note 7 - Stock-based Compensation Plan (Detail) - A summary of the options outstanding and exercisable (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Options outstanding, number outstanding	141,677	140,870
Options outstanding, weighted average remaining contractual life	3 years 292 days	4 years
Options exercisable, number exercisable	70,071	66,098
Options exercisable, weighted average remaining contractual life	3 years 219 days	3 years 328 days
Range of $16.00 - 23.99 [Member]
Exercise price range, lower range limit (in Dollars per share)	16.00	16.00
Exercise price range, upper range limit (in Dollars per share)	23.99	23.99
Options outstanding, number outstanding	17,188	15,813
Options outstanding, weighted average remaining contractual life	4 years 6 months	4 years 292 days
Options exercisable, number exercisable	3,523	189
Options exercisable, weighted average remaining contractual life	4 years 6 months	4 years 292 days
Range of $24.00 - 26.99 [Member]
Exercise price range, lower range limit (in Dollars per share)	24.00	24.00
Exercise price range, upper range limit (in Dollars per share)	26.99	26.99
Options outstanding, number outstanding	112,808	113,163
Options outstanding, weighted average remaining contractual life	3 years 292 days	4 years
Options exercisable, number exercisable	56,360	56,715
Options exercisable, weighted average remaining contractual life	3 years 292 days	4 years
Range of $27.00 - 220.84 [Member]
Exercise price range, lower range limit (in Dollars per share)	27.00	27.00
Exercise price range, upper range limit (in Dollars per share)	220.84	220.84
Options outstanding, number outstanding	11,681	11,894
Options outstanding, weighted average remaining contractual life	3 years 36 days	3 years 109 days
Options exercisable, number exercisable	10,188	9,194
Options exercisable, weighted average remaining contractual life	2 years 292 days	3 years 73 days